Financial and capital risk management (Details 10) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain recognized in the other comprehensive income	$ 33	$ 115	$ 169	$ 286